Condensed Statements Of Consolidated Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements Of Consolidated Income [Abstract]
Operating revenues (Note 3)	$ 1,072	$ 1,016	$ 4,347	$ 4,101	$ 3,958
Operating expenses:
Wholesale transmission service	245	260	1,005	962	929
Operation and maintenance	232	221	899	875	731
Depreciation and amortization	193	172	723	671	762
Provision in lieu of income taxes (Note 9)	29	25	138	152	266
Taxes other than amounts related to income taxes	131	122	508	496	462
Total operating expenses	830	800	3,273	3,156	3,150
Operating income	242	216	1,074	945	808
Other deductions and (income) - net (Note 10)	13	17	63	84	46
Nonoperating benefit in lieu of income taxes	(3)	(3)	(15)	(35)	1
Interest expense and related charges (Note 10)	101	86	375	351	342
Net income	$ 131	$ 116	$ 651	$ 545	$ 419